                                                                                                             August 13, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20549

Re:     Transamerica Life Insurance Company

                         TLIC Separate Account VUL-6
                         TransAccumulator VUL II and TransAccumulator VUL

                        (File No. 333-153764)

     Filer CIK No.:0001158120

Dear Commissioners:

     Pursuant to Rule 497(c) on behalf of the above-referenced Registrant, attached for electronic filing via EDGAR is the Registrant’s Supplement dated September 1, 2009.

     Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

                                                                                                              Sincerely,

                                                                                                              /*/ Gayle A. Morden

                                                                                                             Gayle A. Morden
                                                                                                             Compliance Manager

cc:     Arthur D. Woods, Esq.
          Mary Jane Wilson-Bilik, Esq.

Supplement dated September 1, 2009,
effective October 1, 2009,
to the Prospectuses and Statements of Additional Information listed below for variable life insurance policies issued by

Transamerica Life Insurance Company

This supplement describes a change to the prospectuses and Statements of Additional Information (“SAI”) listed below for the policies issued by Transamerica Life Insurance Company and funded through the separate accounts listed below. Please retain this supplement with your prospectus for future reference.

•	TransAccumulator® VUL II and TransAccumulator® VUL (funded through Transamerica Life Insurance Company Separate Account VUL-6)
•	TransSurvivorSM Life VUL (funded through Transamerica Life Insurance Company Separate Account VUL-4)
•	TransUltra® VUL (funded through Transamerica Life Insurance Company Separate Account VUL-5)

Effective October 1, 2009, Transamerica Capital, Inc. (“TCI”) will become the principal underwriter for the policies listed above. As of October 1, 2009, Transamerica Securities Sales Corporation (“TSSC”), currently the principal underwriter for these policies, will cease being the principal underwriter for these Policies. TCI and TSSC are affiliated broker/dealers.

Effective October 1, 2009, all references to TSSC in the Prospectus for your policy are replaced by TCI.

Effective October 1, 2009, the Statement of Additional Information for your policy is amended as follows:

1. In the section “Sales of Policy”, the paragraph “Principal Underwriter” is replaced in full with the following:

Principal Underwriter

Transamerica Capital, Inc., or TCI, acts as the principal underwriter and general distributor of the policy pursuant to a distribution agreement with us. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc. TCI is not a member of the Securities Investor Protection Corporation (SIPC). TCI was incorporated on March 14, 1977 under the laws of the state of California. TCI enters into selling agreements with other broker-dealers for sales of the policies through their sales representatives who are appointed by us to sell variable universal life insurance policies.

TCI’s principal business office is located at 4600 South Syracuse Street, Suite 1100, Denver, CO 80327. TCI is an affiliate of TLIC and, like TLIC, is an indirect, wholly owned subsidiary of AEGON USA.

2. In the Section “Sales of Policy”, all references to TSSC are replaced by TCI except there is no change in the sentence in the paragraph “Sales Compensation” which specifies amounts paid to TSSC in prior years.